N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A
Entity Central Index Key	0000089024
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000024805 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or, third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts (1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%

(1) Expressed as an annual percent of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination
of contract (Series 400),
optional benefits and Portfo
lio fees and expenses
•   No sales charges
•   No additional contributions,
transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or, third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts (1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%

(1) Expressed as an annual percent of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination
of contract (Series 400),
optional benefits and Portfo
lio fees and expenses
•   No sales charges
•   No additional contributions,
transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.34%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.65%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination
of contract (Series 400),
optional benefits and Portfo
lio fees and expenses
•   No sales charges
•   No additional contributions,
transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 1,762
Highest Annual Cost [Dollars]	$ 3,788
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in the prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, fixed maturity options and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options,” “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus and FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options, SIO, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the DCA programs. See “Allocating your contributions” in “Purchasing the contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus. See also the SIO prospectus and the FMO prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the investment options.

Withdrawals may reduce the death benefit by an amount greater than the value withdrawn.

Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies for Series 100 and Series 200 TSA and EDC contracts only.

For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in the prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Net Loan Interest Charge (2) (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options):	2.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300 and 400 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year. We may discontinue these services at any time.

(2)
The current Base Contract Expenses for Series 100 and 200 are: 1.40% for EQ/Common Stock and EQ/Money Market Options and 1.34% for all other investment options. For Series 300 the current charge is 1.34%. For Series 400 the current charge is 1.34%.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate form year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.57%	2.65%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned
HR-10
contracts:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST series 200 Trusteed contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in the prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Net Loan Interest Charge (2) (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[3]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65	[4]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options):	2.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300 and 400 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year. We may discontinue these services at any time.

(2)
The current Base Contract Expenses for Series 100 and 200 are: 1.40% for EQ/Common Stock and EQ/Money Market Options and 1.34% for all other investment options. For Series 300 the current charge is 1.34%. For Series 400 the current charge is 1.34%.

Administrative Expense, Current [Dollars]	$ 65	[5]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300 and 400 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year. We may discontinue these services at any time.
Base Contract Expense (of Average Account Value), Current [Percent]	2.00%	[6]
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate form year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.57%	2.65%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[7]
Portfolio Company Expenses Maximum [Percent]	2.65%	[7]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned
HR-10
contracts:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST series 200 Trusteed contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned
HR-10
contracts:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST series 200 Trusteed contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned
HR-10
contracts:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST series 200 Trusteed contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 90% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether TSA, EDC, Annuitant-Owned HR-10, Trusteed, SEP, SIMPLE IRA and SARSEP contracts. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit equal to at least your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Investment Simplifier	Allows you to automatically transfer amounts from the guaranteed interest option to the variable investment options.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only)	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Participant Loans (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)	Loans may be available to plan participants.	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death Benefits

Payment of Death Benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts. Such owner may substitute as the beneficiary under the contract the beneficiary under the employer’s plan after your death.

Death benefit

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance and accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance and accrued interest.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment), less any outstanding loan balance and accrued interest, as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

How withdrawals affect the minimum death benefit

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.
Check with your financial professional.
Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

Successor owner and annuitant for SEP, SARSEP and SIMPLE IRAs (may not be available in all states).
If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs, SEP IRAs, SARSEP IRAs and SIMPLE IRAs. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” in this prospectus. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA of a death benefit from a qualified plan, 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option (For TSAs, SEPs, SARSEP and SIMPLE IRAs only) — May not be available in all states

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See required minimum distributions after your death in this prospectus under Tax Information. Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.

Under the beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.
•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	Loans will no longer be available for TSA contracts.

•	Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. In certain cases, the subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

Other Benefits

Investment simplifier

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
 Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.
 Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
 Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For TSA, Corporate Trusteed and certain governmental employer EDC contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” in “Accessing your money” in this prospectus.)

Optional Semester Strategies program (For Series 100 and Series 200 TSA and EDC contracts only)

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus. To see if the Program is available in your state, please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus.

Under the Program, SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based, in part, on the age you plan to retire (the “Planned Retirement Age”) which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. There are currently two Model Portfolio strategies available: Semester Strategies and Semester Strategies Plus. You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies. You can also generally change your Planned Retirement Age at any time by providing the new retirement age to SWBC.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments.
On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

To participate in the Program, you are required to use the Maximum investment options choice method. If you elected the Maximum transfer flexibility method before enrolling in the Program, you will be switched to the Maximum investment options choice method when you enroll in the Program. In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging, and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and specified a Performance Cap Threshold and/or provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee on your behalf.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. Please note that if you were switched from the Maximum transfer flexibility method to the Maximum investment options choice method when you enrolled in the Program you will not be automatically switched back to the Maximum transfer flexibility method if your participation in the Program terminates. Likewise, if any automated programs, a Performance Cap Threshold or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs, Performance Cap Thresholds or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in, any Performance Cap Threshold you wish to set and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your contract.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.
For additional information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, all certificates, in all states or through all financial intermediaries.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit equal to at least your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Investment Simplifier	Allows you to automatically transfer amounts from the guaranteed interest option to the variable investment options.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only)	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Participant Loans (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)	Loans may be available to plan participants.	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146649. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146649. You can request this information at no cost by calling
	(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Benefits Available for Portfolio Companies [Table Text Block]
Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the contract” in this prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global Real Assets
1290 VT GAMCO Mergers & Acquisitions	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Growth Stock
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Intrinsic Value
EQ/All Asset Growth Allocation	EQ/MFS Mid Cap Focused Growth
EQ/American Century Mid Cap Value	EQ/MFS Technology
EQ/Balanced Strategy	EQ/MFS Utilities Series
EQ/Capital Group Research	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Growth Strategy	EQ/Small Company Index
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund ®
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Small Cap Equity Fund
EQ/International Core Managed Volatility	MFS ® Investors Trust Series
EQ/International Equity Index	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	Principal VC Equity Income Account
EQ/Invesco Global	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series ® The Bond Fund of America	EQ/Quality Bond PLUS
Macquarie VIP High Income Series	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market

C000024805 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000024805 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in the prospectus.
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000024805 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, fixed maturity options and Segments of the SIO, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options,” “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus and FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000024805 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options, SIO, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000024805 [Member] | Risk associated with taking a withdrawal [Member]
Prospectus:
Principal Risk [Text Block]	Risk associated with taking a withdrawal Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.
C000024805 [Member] | Possible fees on access to account value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000024805 [Member] | SIO [Member]
Prospectus:
Principal Risk [Text Block]
SIO

There are unique risks regarding the SIO including a potential loss of principal and previously credited interest of up to 90% and an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity. See the SIO prospectus for more information.

C000024805 [Member] | Possible adverse tax consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether TSA, EDC, Annuitant-Owned HR-10, Trusteed, SEP, SIMPLE IRA and SARSEP contracts. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000024805 [Member] | Risk associated with taking a loan [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000024805 [Member] | Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

C000024805 [Member] | COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

C000024805 [Member] | One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQAB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.56%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000024805 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQCapital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	11.34%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	24.58%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	9.90%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.12%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
C000024805 [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.11%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
C000024805 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	1.59%
C000024805 [Member] | EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.04%
Average Annual Total Returns, 10 Years [Percent]	11.37%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQFidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	31.38%
Average Annual Total Returns, 5 Years [Percent]	16.55%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInternational Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	3.27%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInvesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIM
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQLazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.68%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.18%
C000024805 [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ ModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
C000024805 [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.91%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	0.84%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.30%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	5.15%
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	3.76%
C000024805 [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	5.42%
C000024805 [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.47%
C000024805 [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.12%
C000024805 [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]
C000024805 [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund ®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[12]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%	[8]
Average Annual Total Returns, 1 Year [Percent]	23.70%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Portfolio Company Available with Benefit [Flag]	true
C000024805 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to at least your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit equal to at least your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
C000024805 [Member] | Net Loan Interest Charge [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	2.00%	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
C000024805 [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 0
C000024805 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
C000024805 [Member] | Segment Interim Value [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	90.00%	[15]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.
C000024805 [Member] | Rebalancing Option I And Option II [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Not generally available with Dollar Cost Averaging
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)
C000024805 [Member] | Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging
C000024805 [Member] | Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Investment Simplifier
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts from the guaranteed interest option to the variable investment options
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Investment Simplifier
C000024805 [Member] | Semester Strategies Program [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only)
Purpose of Benefit [Text Block]	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Name of Benefit [Text Block]	Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only)
C000024805 [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Participant Loans (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)
Purpose of Benefit [Text Block]	Loans may be available to plan participants.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]	Participant Loans (Applicable to TSA, governmental employer EDC and Corporate Trusted contracts only)
C000024805 [Member] | EQUIVEST Series 100 And 200 Contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,782
Surrender Expense, 3 Years, Maximum [Dollars]	18,633
Surrender Expense, 5 Years, Maximum [Dollars]	27,599
Surrender Expense, 10 Years, Maximum [Dollars]	47,651
Annuitized Expense, 1 Year, Maximum [Dollars]	9,782
Annuitized Expense, 3 Years, Maximum [Dollars]	18,633
Annuitized Expense, 5 Years, Maximum [Dollars]	27,599
Annuitized Expense, 10 Years, Maximum [Dollars]	47,651
No Surrender Expense, 1 Year, Maximum [Dollars]	4,347
No Surrender Expense, 3 Years, Maximum [Dollars]	13,126
No Surrender Expense, 5 Years, Maximum [Dollars]	22,021
No Surrender Expense, 10 Years, Maximum [Dollars]	44,770
C000024805 [Member] | EQUIVEST series 200 Trusteed contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,782
Surrender Expense, 3 Years, Maximum [Dollars]	18,633
Surrender Expense, 5 Years, Maximum [Dollars]	27,599
Surrender Expense, 10 Years, Maximum [Dollars]	44,770
Annuitized Expense, 1 Year, Maximum [Dollars]	9,782
Annuitized Expense, 3 Years, Maximum [Dollars]	18,633
Annuitized Expense, 5 Years, Maximum [Dollars]	27,599
Annuitized Expense, 10 Years, Maximum [Dollars]	44,770
No Surrender Expense, 1 Year, Maximum [Dollars]	4,347
No Surrender Expense, 3 Years, Maximum [Dollars]	13,126
No Surrender Expense, 5 Years, Maximum [Dollars]	22,021
No Surrender Expense, 10 Years, Maximum [Dollars]	44,770
C000024805 [Member] | EQUIVEST series 300 contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,643
Surrender Expense, 3 Years, Maximum [Dollars]	18,232
Surrender Expense, 5 Years, Maximum [Dollars]	26,958
Surrender Expense, 10 Years, Maximum [Dollars]	43,545
Annuitized Expense, 1 Year, Maximum [Dollars]	9,643
Annuitized Expense, 3 Years, Maximum [Dollars]	18,232
Annuitized Expense, 5 Years, Maximum [Dollars]	26,958
Annuitized Expense, 10 Years, Maximum [Dollars]	43,545
No Surrender Expense, 1 Year, Maximum [Dollars]	4,200
No Surrender Expense, 3 Years, Maximum [Dollars]	12,701
No Surrender Expense, 5 Years, Maximum [Dollars]	21,339
No Surrender Expense, 10 Years, Maximum [Dollars]	43,545
C000024805 [Member] | EQUIVEST series 400 contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,289
Surrender Expense, 3 Years, Maximum [Dollars]	20,084
Surrender Expense, 5 Years, Maximum [Dollars]	29,902
Surrender Expense, 10 Years, Maximum [Dollars]	49,084
Annuitized Expense, 1 Year, Maximum [Dollars]	10,289
Annuitized Expense, 3 Years, Maximum [Dollars]	20,084
Annuitized Expense, 5 Years, Maximum [Dollars]	29,902
Annuitized Expense, 10 Years, Maximum [Dollars]	49,084
No Surrender Expense, 1 Year, Maximum [Dollars]	4,883
No Surrender Expense, 3 Years, Maximum [Dollars]	14,665
No Surrender Expense, 5 Years, Maximum [Dollars]	24,470
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,084
C000024803 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts (1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add
withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract (Series 500), optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 12 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

If amounts are withdrawn from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option. See the FMO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Surrender Charge Phaseout Period, Years | yr	12
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges).

For additional information about transaction charges see “Charges under the contracts” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts (1)	1.34%	2.00%
	Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add
withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract (Series 500), optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.34%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.65%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,762	Highest Annual Cost $3,788

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract (Series 500), optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 1,762
Highest Annual Cost [Dollars]	$ 3,788
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity options has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risk factors” in the FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations including the guaranteed interest option, fixed maturity options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

Effective June 18, 2012, for certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. For more information, see “How you can contribute to your contract” in “Purchasing the contract” and Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the DCA program. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options in the prospectus” for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also the FMO prospectus.

Optional Benefit Restrictions [Text Block]	At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in this prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options)	2.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. We may discontinue these services at any time.

(2)
The current Base Contract Expenses for Series 100 and 200 are: current charge 1.40% and maximum 1.49% for EQ/Common Stock and EQ/Money Market Options. For all other investment options the current charge and maximum is 1.34% for Series 100 and 200. For Series 300 the current charge is 1.34% and the maximum is 1.35%. For Series 400 the current charge is 1.34% and the maximum is 2.00%. For Series 500 the current charge is 1.45% and maximum is 2.00%.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.57%	2.65%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For IRA contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 100 and 200 contracts — For NQ contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

EQUI-VEST
®
series 500 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Transaction Expenses [Table Text Block]

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[16]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65	[4]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses).

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options)	2.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. We may discontinue these services at any time.

(2)
The current Base Contract Expenses for Series 100 and 200 are: current charge 1.40% and maximum 1.49% for EQ/Common Stock and EQ/Money Market Options. For all other investment options the current charge and maximum is 1.34% for Series 100 and 200. For Series 300 the current charge is 1.34% and the maximum is 1.35%. For Series 400 the current charge is 1.34% and the maximum is 2.00%. For Series 500 the current charge is 1.45% and maximum is 2.00%.

Administrative Expense, Current [Dollars]	$ 65	[17]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. We may discontinue these services at any time.
Base Contract Expense (of Average Account Value), Current [Percent]	2.00%	[18]
Base Contract Expense, Footnotes [Text Block]	The current Base Contract Expenses for Series 100 and 200 are: current charge 1.40% and maximum 1.49% for EQ/Common Stock and EQ/Money Market Options. For all other investment options the current charge and maximum is 1.34% for Series 100 and 200. For Series 300 the current charge is 1.34% and the maximum is 1.35%. For Series 400 the current charge is 1.34% and the maximum is 2.00%. For Series 500 the current charge is 1.45% and maximum is 2.00%.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.57%	2.65%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[7]
Portfolio Company Expenses Maximum [Percent]	2.65%	[7]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For IRA contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 100 and 200 contracts — For NQ contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

EQUI-VEST
®
series 500 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For IRA contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 100 and 200 contracts — For NQ contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

EQUI-VEST
®
series 500 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
series 100 and 200 contracts — For IRA contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$47,651	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 100 and 200 contracts — For NQ contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,782	$18,633	$27,599	$44,770	$4,347	$13,126	$22,021	$44,770

EQUI-VEST
®
series 300 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,643	$18,232	$26,958	$43,545	$4,200	$12,701	$21,339	$43,545

EQUI-VEST
®
series 400 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

EQUI-VEST
®
series 500 contracts

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth Advantage, Roth IRA or QP. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of con-

tract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.
Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its varia
n
ts.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging • Investment simplifier automatic options are not available with rebalancing option II
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
About Death Benefits

Payment of Death Benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Death benefit

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply. There is no additional charge for this death benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

How withdrawals affect the minimum death benefit

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal
. Check with your financial professional.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.
Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option” below.

Successor Owner and Annuitant: traditional IRA, QP IRA, NQ and Roth IRA contracts (may not be available in all states for some series).
 If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.

When an NQ contract owner dies before the annuitant

Under certain conditions after the original owner’s death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

•	The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option for traditional IRA, QP IRA, Roth IRA and Roth Advantage contracts

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. We may be required in certain cases to pay benefits faster under existing contracts.
If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	The minimum death benefit provision will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for series 400 NQ contracts only

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.
•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit will no longer be in effect.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” earlier in this Prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

Other Benefits

Investment simplifier

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier option will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semi-annually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging • Investment simplifier automatic options are not available with rebalancing option II
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146648
. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com
.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC , Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Managem ent, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — I nvesco Advisers, Inc .	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146648
. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com
	.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	13.73%	9.37%	6.84%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		15.99%	8.76%	6.15%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	15.44%	11.32%	8.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.81%		25.27%	14.21%	10.71%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC , Loomis, Sayles & Company, L.P.	0.93%	^	4.50%	1.87%	1.59%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.37%	9.74%	6.29%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Managem ent, Inc.	0.64%	^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		16.86%	7.32%	3.27%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%		4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%		16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%		18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2023)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		6.00%	1.72%	2.08%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — I nvesco Advisers, Inc .	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.89%		11.00%	—	—
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Benefits Available for Portfolio Companies [Table Text Block]
Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the contract” in this prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global Real Assets
1290 VT GAMCO Mergers & Acquisitions	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Growth Stock
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Intrinsic Value
EQ/All Asset Growth Allocation	EQ/MFS Mid Cap Focused Growth
EQ/American Century Mid Cap Value	EQ/MFS Technology
EQ/Balanced Strategy	EQ/MFS Utilities Series
EQ/Capital Group Research	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Growth Strategy	EQ/Small Company Index
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund ®
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Small Cap Equity Fund
EQ/International Core Managed Volatility	MFS ® Investors Trust Series
EQ/International Equity Index	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	Principal VC Equity Income Account
EQ/Invesco Global	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series ® The Bond Fund of America	EQ/Quality Bond PLUS
Macquarie VIP High Income Series	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market

C000024803 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000024803 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000024803 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity options has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risk factors” in the FMO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000024803 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations including the guaranteed interest option, fixed maturity options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000024803 [Member] | Risk associated with taking a withdrawal [Member]
Prospectus:
Principal Risk [Text Block]	Risk associated with taking a withdrawal Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.
C000024803 [Member] | Possible fees on access to account value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000024803 [Member] | Possible adverse tax consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth Advantage, Roth IRA or QP. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000024803 [Member] | Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of con-

tract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

C000024803 [Member] | COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.
Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its varia
n
ts.

C000024803 [Member] | One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000024803 [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000024803 [Member] | One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000024803 [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
C000024803 [Member] | One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	3.76%
C000024803 [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000024803 [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
C000024803 [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000024803 [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.11%
C000024803 [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	14.21%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000024803 [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000024803 [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
C000024803 [Member] | EQAB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.56%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000024803 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	6.91%
C000024803 [Member] | EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
C000024803 [Member] | EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
C000024803 [Member] | EQCapital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	11.34%
C000024803 [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
C000024803 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	24.58%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	9.90%
C000024803 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.12%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.80%
C000024803 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
C000024803 [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	3.73%
C000024803 [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000024803 [Member] | EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
C000024803 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000024803 [Member] | EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	1.59%
C000024803 [Member] | EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
C000024803 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.04%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000024803 [Member] | EQFidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	31.38%
Average Annual Total Returns, 5 Years [Percent]	16.55%
Average Annual Total Returns, 10 Years [Percent]
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	6.35%
C000024803 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	6.29%
C000024803 [Member] | EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
C000024803 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
C000024803 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	3.69%
C000024803 [Member] | EQInternational Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	3.27%
C000024803 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
C000024803 [Member] | EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000024803 [Member] | EQInvesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000024803 [Member] | EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
C000024803 [Member] | EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
C000024803 [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000024803 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
C000024803 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
C000024803 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
C000024803 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
C000024803 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000024803 [Member] | EQLazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.68%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
C000024803 [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000024803 [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P
Current Expenses [Percent]	0.65%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000024803 [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
C000024803 [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.18%
C000024803 [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	5.34%
C000024803 [Member] | EQ ModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
C000024803 [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000024803 [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
C000024803 [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000024803 [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	0.84%
C000024803 [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
C000024803 [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
C000024803 [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
C000024803 [Member] | Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.30%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
C000024803 [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.15%
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	1.21%
C000024803 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[8]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
C000024803 [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	3.76%
C000024803 [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	5.42%
C000024803 [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.47%
C000024803 [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.12%
C000024803 [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	2.96%
C000024803 [Member] | Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund
Portfolio Company Adviser [Text Block]	I nvesco Advisers, Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
C000024803 [Member] | Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
C000024803 [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[12]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
C000024803 [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%	[8]
Average Annual Total Returns, 1 Year [Percent]	23.70%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000024803 [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
C000024803 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
C000024803 [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 0
C000024803 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[14]
C000024803 [Member] | Rebalancing Option I And Option II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[19],[20]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Dollar Cost Averaging • Investment simplifier automatic options are not available with rebalancing option II
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[19],[20]
C000024803 [Member] | Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQAB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQCapital Group Research [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInternational Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInvesco Global [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQLazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investments Options A Guaranteed Interest Option [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | Investment Options B [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024803 [Member] | EQUIVEST series 300 contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,643
Surrender Expense, 3 Years, Maximum [Dollars]	18,232
Surrender Expense, 5 Years, Maximum [Dollars]	26,958
Surrender Expense, 10 Years, Maximum [Dollars]	43,545
Annuitized Expense, 1 Year, Maximum [Dollars]	9,643
Annuitized Expense, 3 Years, Maximum [Dollars]	18,232
Annuitized Expense, 5 Years, Maximum [Dollars]	26,958
Annuitized Expense, 10 Years, Maximum [Dollars]	43,545
No Surrender Expense, 1 Year, Maximum [Dollars]	4,200
No Surrender Expense, 3 Years, Maximum [Dollars]	12,701
No Surrender Expense, 5 Years, Maximum [Dollars]	21,339
No Surrender Expense, 10 Years, Maximum [Dollars]	43,545
C000024803 [Member] | EQUIVEST series 400 contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,289
Surrender Expense, 3 Years, Maximum [Dollars]	20,084
Surrender Expense, 5 Years, Maximum [Dollars]	29,902
Surrender Expense, 10 Years, Maximum [Dollars]	49,084
Annuitized Expense, 1 Year, Maximum [Dollars]	10,289
Annuitized Expense, 3 Years, Maximum [Dollars]	20,084
Annuitized Expense, 5 Years, Maximum [Dollars]	29,902
Annuitized Expense, 10 Years, Maximum [Dollars]	49,084
No Surrender Expense, 1 Year, Maximum [Dollars]	4,883
No Surrender Expense, 3 Years, Maximum [Dollars]	14,665
No Surrender Expense, 5 Years, Maximum [Dollars]	24,470
No Surrender Expense, 10 Years, Maximum [Dollars]	49,084
C000024803 [Member] | EQUIVEST series 100 and 200 contracts For IRA contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,782
Surrender Expense, 3 Years, Maximum [Dollars]	18,633
Surrender Expense, 5 Years, Maximum [Dollars]	27,599
Surrender Expense, 10 Years, Maximum [Dollars]	47,651
Annuitized Expense, 1 Year, Maximum [Dollars]	9,782
Annuitized Expense, 3 Years, Maximum [Dollars]	18,633
Annuitized Expense, 5 Years, Maximum [Dollars]	27,599
Annuitized Expense, 10 Years, Maximum [Dollars]	47,651
No Surrender Expense, 1 Year, Maximum [Dollars]	4,347
No Surrender Expense, 3 Years, Maximum [Dollars]	13,126
No Surrender Expense, 5 Years, Maximum [Dollars]	22,021
No Surrender Expense, 10 Years, Maximum [Dollars]	44,770
C000024803 [Member] | EQUIVEST Series 100 And 200 Contracts For NQ contract [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	9,782
Surrender Expense, 3 Years, Maximum [Dollars]	18,633
Surrender Expense, 5 Years, Maximum [Dollars]	27,599
Surrender Expense, 10 Years, Maximum [Dollars]	44,770
Annuitized Expense, 1 Year, Maximum [Dollars]	9,782
Annuitized Expense, 3 Years, Maximum [Dollars]	18,633
Annuitized Expense, 5 Years, Maximum [Dollars]	27,599
Annuitized Expense, 10 Years, Maximum [Dollars]	44,770
No Surrender Expense, 1 Year, Maximum [Dollars]	4,347
No Surrender Expense, 3 Years, Maximum [Dollars]	13,126
No Surrender Expense, 5 Years, Maximum [Dollars]	22,021
No Surrender Expense, 10 Years, Maximum [Dollars]	44,770
C000024803 [Member] | EQUIVEST series 500 contracts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	10,289
Surrender Expense, 3 Years, Maximum [Dollars]	20,084
Surrender Expense, 5 Years, Maximum [Dollars]	29,902
Surrender Expense, 10 Years, Maximum [Dollars]	49,084
Annuitized Expense, 1 Year, Maximum [Dollars]	10,289
Annuitized Expense, 3 Years, Maximum [Dollars]	20,084
Annuitized Expense, 10 Years, Maximum [Dollars]	49,084
No Surrender Expense, 1 Year, Maximum [Dollars]	4,883
No Surrender Expense, 3 Years, Maximum [Dollars]	14,665
No Surrender Expense, 5 Years, Maximum [Dollars]	24,470
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,084
C000024806 [Member]
Prospectus:
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the EQUI-VEST
®
Vantage
SM
ACTS certificate. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Supplement. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services.
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Fees and Charges for EQUI-VEST
®
Vantage
SM
ACTS

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn)	None
Transfer Fee	None
Third Party Transfer or Exchange Fee (1)	None
Special Service Charges (2)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (3)	90% of Segment Investment

(1)	This charge will never exceed 2% of the amount disbursed or transferred.

(2)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(3)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charges	None
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.49% (1)

(1)
The current Base Contract Expenses the minimum and maximum charge is 1.49% for EQ/Common Stock and EQ/Money Market Options for series 100 and 200. For all other investment options the minimum and maximum charge is 1.34% for Series 100 and 200.

2
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses) *	0.57%	2.65%

*
Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Also, annual expenses of the affiliated and unaffiliated Trusts (the “Trusts”) portfolios are calculated as a percentage of the average daily net assets invested in each portfolio.

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
Vantage
SM
ACTS Contracts

If you annuitize at the end of the applicable time period				If you do or do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
N/A	$13,476	$22,371	$45,120	$4,347	$13,126	$22,021	$44,770

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services.
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Fees and Charges for EQUI-VEST
®
Vantage
SM
ACTS

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn)	None
Transfer Fee	None
Third Party Transfer or Exchange Fee (1)	None
Special Service Charges (2)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (3)	90% of Segment Investment

(1)	This charge will never exceed 2% of the amount disbursed or transferred.

(2)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

(3)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[4]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred.
Other Transaction Fee, Current [Dollars]	$ 90	[15]
Other Transaction Fee, Current [Percent]	90.00%	[14]
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charges	None
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.49% (1)

(1)
The current Base Contract Expenses the minimum and maximum charge is 1.49% for EQ/Common Stock and EQ/Money Market Options for series 100 and 200. For all other investment options the minimum and maximum charge is 1.34% for Series 100 and 200.

Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	1.49%	[21]
Base Contract Expense, Footnotes [Text Block]	The current Base Contract Expenses the minimum and maximum charge is 1.49% for EQ/Common Stock and EQ/Money Market Options for series 100 and 200. For all other investment options the minimum and maximum charge is 1.34% for Series 100 and 200.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses) *	0.57%	2.65%

*
Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Also, annual expenses of the affiliated and unaffiliated Trusts (the “Trusts”) portfolios are calculated as a percentage of the average daily net assets invested in each portfolio.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[22]
Portfolio Company Expenses Maximum [Percent]	2.65%	[22]
Portfolio Company Expenses, Footnotes [Text Block]	Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Also, annual expenses of the affiliated and unaffiliated Trusts (the “Trusts”) portfolios are calculated as a percentage of the average daily net assets invested in each portfolio.
Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
Vantage
SM
ACTS Contracts

If you annuitize at the end of the applicable time period				If you do or do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
N/A	$13,476	$22,371	$45,120	$4,347	$13,126	$22,021	$44,770

Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
Vantage
SM
ACTS Contracts

If you annuitize at the end of the applicable time period				If you do or do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
N/A	$13,476	$22,371	$45,120	$4,347	$13,126	$22,021	$44,770

No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST
®
Vantage
SM
ACTS Contracts

If you annuitize at the end of the applicable time period				If you do or do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
N/A	$13,476	$22,371	$45,120	$4,347	$13,126	$22,021	$44,770

C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member]
Prospectus:
Surrender Expense, 3 Years, Maximum [Dollars]	$ 13,476
Surrender Expense, 5 Years, Maximum [Dollars]	22,371
Surrender Expense, 10 Years, Maximum [Dollars]	45,120
Annuitized Expense, 3 Years, Maximum [Dollars]	13,476
Annuitized Expense, 5 Years, Maximum [Dollars]	22,371
Annuitized Expense, 10 Years, Maximum [Dollars]	45,120
No Surrender Expense, 1 Year, Maximum [Dollars]	4,347
No Surrender Expense, 3 Years, Maximum [Dollars]	13,126
No Surrender Expense, 5 Years, Maximum [Dollars]	22,021
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,770
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQFidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQInvesco Global [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[23]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true	[11]
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024806 [Member] | Equi Vest Vantage Acts Contracts [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024807 [Member]
Prospectus:
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the series 600 TSA Advantage
SM
contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Supplement. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

EQUI-VEST
®
series 600 contracts

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
For a complete description of withdrawal charges, please see “Withdrawal charge for series 600 contracts” in “Charges and expenses” later in this Supplement. Important exceptions and limitations may eliminate or reduce this charge.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.

(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options):	2.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(2)	The minimum expenses is 1.20% for certain contracts.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.57%	2.65%

*	Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

3
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Transaction Expenses [Table Text Block]
EQUI-VEST
®
series 600 contracts

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
For a complete description of withdrawal charges, please see “Withdrawal charge for series 600 contracts” in “Charges and expenses” later in this Supplement. Important exceptions and limitations may eliminate or reduce this charge.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.

(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[24]
Deferred Sales Load, Footnotes [Text Block]	For a complete description of withdrawal charges, please see “Withdrawal charge for series 600 contracts” in “Charges and expenses” later in this Supplement. Important exceptions and limitations may eliminate or reduce this charge.
Exchange Fee, Current [Dollars]	$ 65	[4]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred.
Other Transaction Fee, Current [Dollars]	$ 90	[14]
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options):	2.00%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(2)	The minimum expenses is 1.20% for certain contracts.

Administrative Expense, Current [Dollars]	$ 65	[5]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.
Base Contract Expense (of Average Account Value), Current [Percent]	2.00%	[25]
Base Contract Expense, Footnotes [Text Block]	The minimum expenses is 1.20% for certain contracts.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.57%	2.65%

*	Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[26]
Portfolio Company Expenses Maximum [Percent]	2.65%	[26]
Portfolio Company Expenses, Footnotes [Text Block]	Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.
Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,289
Surrender Expense, 3 Years, Maximum [Dollars]	20,084
Surrender Expense, 5 Years, Maximum [Dollars]	29,902
Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,084
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,289
Annuitized Expense, 3 Years, Maximum [Dollars]	20,084
Annuitized Expense, 5 Years, Maximum [Dollars]	29,902
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 49,084
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,289	$20,084	$29,902	$49,084	$4,883	$14,665	$24,470	$49,084

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,883
No Surrender Expense, 3 Years, Maximum [Dollars]	14,665
No Surrender Expense, 5 Years, Maximum [Dollars]	24,470
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,084

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
[3]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[4]	This charge will never exceed 2% of the amount disbursed or transferred.
[5]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300 and 400 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year. We may discontinue these services at any time.
[6]	The current Base Contract Expenses for Series 100 and 200 are: 1.40% for EQ/Common Stock and EQ/Money Market Options and 1.34% for all other investment options. For Series 300 the current charge is 1.34%. For Series 400 the current charge is 1.34%.
[7]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
[8]	This Portfolio’s annual expenses reflect temporary fee reductions.
[9]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[10]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[12]	This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.
[13]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
[14]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The maximum charge for each service is $90. We may discontinue these services at any time.
[15]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See the SIO prospectus for more information.
[16]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” in this prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[17]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. We may discontinue these services at any time.
[18]	The current Base Contract Expenses for Series 100 and 200 are: current charge 1.40% and maximum 1.49% for EQ/Common Stock and EQ/Money Market Options. For all other investment options the current charge and maximum is 1.34% for Series 100 and 200. For Series 300 the current charge is 1.34% and the maximum is 1.35%. For Series 400 the current charge is 1.34% and the maximum is 2.00%. For Series 500 the current charge is 1.45% and maximum is 2.00%.
[19]	Option I allows you to rebalance your account value among the variable investment options.
[20]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[21]	The current Base Contract Expenses the minimum and maximum charge is 1.49% for EQ/Common Stock and EQ/Money Market Options for series 100 and 200. For all other investment options the minimum and maximum charge is 1.34% for Series 100 and 200.
[22]	Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Also, annual expenses of the affiliated and unaffiliated Trusts (the “Trusts”) portfolios are calculated as a percentage of the average daily net assets invested in each portfolio.
[23]	Indicates the EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy. See “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus for more information regarding volatility management.
[24]	For a complete description of withdrawal charges, please see “Withdrawal charge for series 600 contracts” in “Charges and expenses” later in this Supplement. Important exceptions and limitations may eliminate or reduce this charge.
[25]	The minimum expenses is 1.20% for certain contracts.
[26]	Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.